Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,113,000
Previously Paid Amount	0.00
Total Fee Amount	531.83
Total Offset Amount	0.00
Net Fee	531.83
Narrative - Max Aggregate Offering Price	$ 6,113,000
Final Prospectus	true